Common stock and non-redeemable convertible preferred stock (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of non-redeemable convertible preferred shares
The Company’s non-redeemable convertible preferred shares as of December 31, 2021 consisted of the following (in thousands, except share and per share data):

Non-redeemable convertible preferred stock	Shares authorized	Shares issued and Outstanding	Original issue price	Carrying value
Class A	Unlimited	27,065,219	$1.75	$47,336
Class B1	Unlimited	52,700,609	1.75	119,977
Class B2	Unlimited	29,000,000	1.75	23,000
Class B3	Unlimited	29,000,000	0.00001	0.29
Issuance costs				(432)

Total preferred stock	Unlimited	137,765,828		$189,881

The Company’s non-redeemable convertible preferred stock as of December 31, 2020 consisted of the following (in thousands, except share and per share data):

Non-redeemable convertible preferred stock	Shares authorized	Shares issued and outstanding	Original issue price	Carrying value
Class A	Unlimited	27,065,219	$1.75	$47,336
Class B1	Unlimited	52,700,609	1.75	119,977
Class B2	Unlimited	29,000,000	1.75	23,000
Class B3	Unlimited	29,000,000	0.00001	0.29
Issuance costs				(432)

Total preferred stock	Unlimited	137,765,828		$189,881